CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total net revenues	$ 534,116,970	$ 719,525,983	$ 692,604,955
Cost of revenues	(55,800,726)	(73,762,283)	(68,297,832)
Selling, general and administrative expenses	(645,623,660)	(622,026,035)	(607,164,835)
Other operating income, net	560,394	380,849	597,853
Income (loss) from operations	(166,747,022)	24,118,514	17,740,141
Interest income, net	3,130,211	7,268,530	151,931
Other income, net	208,875	300,056	1,978,511
Income (loss) before taxes and loss from equity in affiliates	(163,407,936)	31,687,100	19,870,583
Income tax benefits (expenses)	13,497,784	(10,665,022)	(8,989,662)
Income (loss) before loss from equity in affiliates	(149,910,152)	21,022,078	10,880,921
Loss from equity in affiliates, net of tax of nil	(13,871)	(23,859)	(9,070)
Net income (loss)	(149,924,023)	20,998,219	10,871,851
Less: Net income (loss) attributable to non-controlling interests	1,009,512	1,695,981	(650,145)
Net income (loss) attributable to Leju Holdings Limited shareholders	$ (150,933,535)	$ 19,302,238	$ 11,521,996
Income (loss) per share:
Basic (in dollars per share)	$ (1.10)	$ 0.14	$ 0.08
Diluted (in dollars per share)	$ (1.10)	$ 0.14	$ 0.08
Shares used in computation of income (loss) per share
Basic (in shares)	136,652,162	136,070,785	135,770,793
Diluted (in shares)	136,652,162	137,564,567	135,811,751
E-commerce
Revenues
Total net revenues	$ 411,097,123	$ 547,895,262	$ 547,184,192
Online advertising
Revenues
Total net revenues	122,522,232	170,782,688	143,778,573
Listing
Revenues
Total net revenues	$ 497,615	$ 848,033	$ 1,642,190